General information (Details)	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
General information [Abstract]
Number of offshore drilling units owned by the Company	55
Number of offshore drilling units under construction	15
Archer [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	39.90%	0.00%	[1]	0.00%	[1]

[1]	In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company (Reference note 11).